Income Taxes (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards for federal and state income tax	$ 18.5	$ 19.5
Federal net operating losscarry-forward indefinitely	2.0
Tax Year 2040 [Member]
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforward	$ 16.2